Long-Term Debt (Details) $ in Thousands		1 Months Ended				12 Months Ended
	Feb. 28, 2023 USD ($) Miners	Mar. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2022 USD ($) Miners	Feb. 28, 2022 USD ($) bitmain	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 08, 2023 USD ($)	Dec. 31, 2022
Long-Term Debt [Line Items]
Sale of stock price		$ 1,695				$ 1,695
Gross proceeds				$ 36,860	$ 32,000
Number of miners (in Miners)				10,395		32,923	1,031		3,784
Net proceeds				$ 36,123	$ 30,994
Prepayment penalties amount			$ 829
Number of bitmain (in bitmain) | bitmain					6,100
Closing transaction fees						$ 24,299	$ 7,608
Extinguishment of long-term loss debt	$ 12,580
Settlement of the loan with BlockFi Lending LLC [Member]
Long-Term Debt [Line Items]
Number of miners (in Miners) | Miners	6,100
Closing transaction fees					$ 1,006
Cash consideration								$ 7,750
Building Financing [Member]
Long-Term Debt [Line Items]
Lease agreement		10 years
Closing transaction fees				$ 737
Settlement of the loan with BlockFi Lending LLC [Member]
Long-Term Debt [Line Items]
Long term debt								$ 20,330